Investments in Associates and Joint Ventures - Carrying Value of PLDT's Investments in VTI,Bow Arken and Brightshare (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 52,425	₱ 52,764
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
MIH Equity	₱ 69,731	₱ 71,209
Percentage of investment in associates	50.00%	50.00%
Share in net assets of MIH	₱ 34,866	₱ 35,605
Share in adjustment based on liability and ETPI net cash balance	442	442
Reimbursements	(393)	(248)
Share in SMC's advances in VTI, Bow Arken and Brightshare	(840)	(840)
Minority interest's share in net losses	(1,118)	(1,127)
Others	33	(157)
Carrying amount of interest in VTI, Bow Arken and Brightshare	₱ 32,990	₱ 33,675